LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.63%
INVESTMENT COMPANIES–97.63%
Equity Funds–28.56%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Mid Cap Value Fund	466,768	$ 19,730,733
LVIP MFS Value Fund	334,771	18,095,353
LVIP SSGA Large Cap 100 Fund	2,630,945	40,811,219
LVIP SSGA Mid-Cap Index Fund	1,567,796	22,806,731
LVIP SSGA Nasdaq-100 Index Fund	258,037	2,771,055
LVIP SSGA S&P 500 Index Fund	4,479,981	123,186,044
LVIP SSGA Small-Cap Index Fund	893,069	35,605,773
LVIP T. Rowe Price Growth Stock Fund	689,212	48,356,482
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	437,192	15,567,985
		326,931,375
Fixed Income Funds–56.33%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	5,506,082	59,476,692
LVIP Delaware Bond Fund	17,439,108	244,653,252
LVIP JPMorgan High Yield Fund	3,259,568	36,578,876
LVIP PIMCO Low Duration Bond Fund	482,700	4,873,342
LVIP SSGA Bond Index Fund	4,045,597	47,721,866
LVIP SSGA Short-Term Bond Index Fund	741,449	7,705,875
LVIP Western Asset Core Bond Fund	23,382,587	243,880,380
		644,890,283
Global Equity Fund–0.96%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	1,095,939	10,938,570
		10,938,570
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–0.97%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	989,520	$ 11,092,512
		11,092,512
International Equity Funds–10.81%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	657,754	10,894,377
LVIP MFS International Growth Fund	1,312,254	28,536,277
LVIP Mondrian International Value Fund	1,348,038	22,617,375
LVIP SSGA Developed International 150 Fund	1,294,981	11,215,829
LVIP SSGA Emerging Markets Equity Index Fund	1,233,283	15,894,558
LVIP SSGA International Index Fund	3,099,151	34,561,736
		123,720,152
Total Affiliated Investments (Cost $877,886,486)		1,117,572,892

UNAFFILIATED INVESTMENT–2.41%
INVESTMENT COMPANY–2.41%
Money Market Fund–2.41%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	27,604,593	27,604,593
Total Unaffiliated Investment (Cost $27,604,593)		27,604,593

TOTAL INVESTMENTS–100.04% (Cost $905,491,079)	1,145,177,485
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(424,559)
NET ASSETS APPLICABLE TO 77,259,964 SHARES OUTSTANDING–100.00%	$1,144,752,926

✧✧ Standard Class shares.
LVIP Global Conservative Allocation Managed Risk Fund–1

LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2021:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
6	Australian Dollar	$434,040	$443,855	12/13/21	$—	$(9,815)
11	British Pound	926,406	946,009	12/13/21	—	(19,603)
17	Euro	2,465,000	2,518,139	12/13/21	—	(53,139)
11	Japanese Yen	1,234,888	1,247,891	12/13/21	—	(13,003)
1	Swedish Krona	228,540	231,961	12/13/21	—	(3,421)
					—	(98,981)
Equity Contracts:
24	E-mini MSCI Emerging Markets Index	1,494,720	1,562,760	12/17/21	—	(68,040)
21	E-mini Russell 2000 Index	2,310,840	2,358,148	12/17/21	—	(47,308)
68	E-mini S&P 500 Index	14,612,350	15,242,473	12/17/21	—	(630,123)
18	E-mini S&P MidCap 400 Index	4,739,760	4,870,168	12/17/21	—	(130,408)
54	Euro STOXX 50 Index	2,532,060	2,597,101	12/17/21	—	(65,041)
11	FTSE 100 Index	1,048,392	1,040,989	12/17/21	7,403	—
8	OMXS 30 Index	205,908	211,974	10/15/21	—	(6,066)
3	SPI 200 Index	395,436	401,131	12/16/21	—	(5,695)
7	TOPIX Index	1,277,101	1,290,947	12/9/21	—	(13,846)
					7,403	(966,527)
Total Futures Contracts					$7,403	$(1,065,508)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2021.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP Global Conservative Allocation Managed Risk Fund–2

LVIP Global Conservative Allocation Managed Risk Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Conservative Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$1,117,572,892	$—	$—	$1,117,572,892
Unaffiliated Investment Company	27,604,593	—	—	27,604,593
Total Investments	$1,145,177,485	$—	$—	$1,145,177,485
Derivatives:
Assets:
Futures Contract	$7,403	$—	$—	$7,403
Liabilities:
Futures Contracts	$(1,065,508)	$—	$—	$(1,065,508)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Conservative Allocation Managed Risk Fund–3

LVIP Global Conservative Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2021, were as follows:
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Number of Shares 09/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.63%@
Equity Funds-28.56%@
✧✧LVIP Delaware Mid Cap Value Fund	$11,855,352	$6,750,760	$1,506,602	$39,741	$2,591,482	$19,730,733	466,768	$—	$—
✧✧LVIP MFS Value Fund	17,263,667	376,995	1,924,231	297,849	2,081,073	18,095,353	334,771	249,248	—
✧✧LVIP SSGA Large Cap 100 Fund	42,042,700	678,618	9,963,202	1,390,373	6,662,730	40,811,219	2,630,945	17,741	—
✧✧LVIP SSGA Mid-Cap Index Fund	24,170,611	1,056,316	5,673,882	1,425,927	1,827,759	22,806,731	1,567,796	257,430	—
✧✧‡LVIP SSGA Nasdaq-100 Index Fund	—	3,047,540	500,554	29,180	194,889	2,771,055	258,037	—	—
✧✧LVIP SSGA S&P 500 Index Fund	154,548,804	2,691,958	53,036,836	32,796,369	(13,814,251)	123,186,044	4,479,981	1,739,371	—
✧✧LVIP SSGA Small-Cap Index Fund	31,237,776	8,774,975	8,029,129	3,420,308	201,843	35,605,773	893,069	403,914	—
✧✧LVIP T. Rowe Price Growth Stock Fund	55,763,006	2,969,525	15,213,616	7,077,224	(2,239,657)	48,356,482	689,212	2,605,689	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	12,372,268	6,472,653	2,793,001	38,067	(522,002)	15,567,985	437,192	1,887,065	—
Fixed Income Funds-56.33%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	57,073,184	6,665,848	5,519,412	130,674	1,126,398	59,476,692	5,506,082	631,777	—
✧✧LVIP Delaware Bond Fund	247,902,494	25,600,271	22,330,673	(913,047)	(5,605,793)	244,653,252	17,439,108	3,008,433	—
✧✧LVIP JPMorgan High Yield Fund	37,125,233	910,625	3,476,843	57,395	1,962,466	36,578,876	3,259,568	96,484	—
✧✧LVIP PIMCO Low Duration Bond Fund	7,690,745	230,906	3,060,531	32,106	(19,884)	4,873,342	482,700	—	—
✧✧LVIP SSGA Bond Index Fund	56,738,439	3,961,599	11,730,296	(273,399)	(974,477)	47,721,866	4,045,597	184,380	—
✧✧LVIP SSGA Short-Term Bond Index Fund	7,686,785	744,085	697,834	(4,066)	(23,095)	7,705,875	741,449	35,723	—
✧✧LVIP Western Asset Core Bond Fund	247,544,383	26,722,637	22,248,575	(564,530)	(7,573,535)	243,880,380	23,382,587	4,368,079	—
Global Equity Fund-0.96%@
✧✧LVIP BlackRock Global Real Estate Fund	11,636,741	381,180	2,718,610	117,321	1,521,938	10,938,570	1,095,939	300,643	—
Global Fixed Income Fund-0.97%@
✧✧LVIP Global Income Fund	11,405,305	1,560,028	1,026,226	(24,301)	(822,294)	11,092,512	989,520	350,049	—
International Equity Funds-10.81%@
✧✧LVIP Loomis Sayles Global Growth Fund	11,841,690	605,275	2,216,606	396,911	267,107	10,894,377	657,754	47,531	—
✧✧LVIP MFS International Growth Fund	24,010,227	7,819,157	2,937,626	642,906	(998,387)	28,536,277	1,312,254	1,584,203	—
✧✧LVIP Mondrian International Value Fund	16,826,838	6,785,561	2,402,204	125,323	1,281,857	22,617,375	1,348,038	160,093	—
✧✧LVIP SSGA Developed International 150 Fund	11,986,587	563,656	2,886,366	294,656	1,257,296	11,215,829	1,294,981	27,186	—
LVIP Global Conservative Allocation Managed Risk Fund–4

LVIP Global Conservative Allocation Managed Risk Fund
Notes (continued)
 3. Transactions with Affiliates (continued)
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Number of Shares 09/30/21	Dividends	Capital Gain Distributions
✧✧LVIP SSGA Emerging Markets Equity Index Fund	$15,723,789	$15,499,630	$13,455,279	$(1,341,809)	$(531,773)	$15,894,558	1,233,283	$105,864	$—
✧✧LVIP SSGA International Index Fund	44,578,011	694,234	13,701,435	4,272,322	(1,281,396)	34,561,736	3,099,151	62,113	—
Total	$1,159,024,635	$131,564,032	$209,049,569	$49,463,500	$(13,429,706)	$1,117,572,892		$18,123,016	$—

@ As a percentage of Net Assets as of September 30, 2021.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2020.
LVIP Global Conservative Allocation Managed Risk Fund–5